Document and Entity Information	Jan. 28, 2022
Cover [Abstract]
Security 12b Title	Common Stock (no par value)
Trading Symbol	sov
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0000811830
Document Type	8-K
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	Santander Holdings USA, Inc.
Entity Incorporation State Country Code	VA
Entity File Number	1-16581
Entity Tax Identification Number	23-2453088
Entity Address, Address Line One	75 State Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(617)
Local Phone Number	346-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false